Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments
The Company has the following delivery installment commitments as at June 30, 2021:

	June 30, 2021	December 31, 2020
(in $ millions)
Delivery installments for jack-up drilling rigs	621.0	621.0
Back-end fees	9.0	9.0
Total	630.0	630.0

Maturity of Commitments	The following table sets forth when our commitments fall due as of June 30, 2021:

(In $ millions)	Less than 1 year	2 years	3 years	Thereafter	Total
Delivery installments for jack-up rigs	—	153.4	467.6	—	621.0

Other Commercial Commitments
The Company has the following guarantee commitments as at June 30, 2021:

	June 30, 2021	December 31, 2020
(in $ millions)
Surety bonds, bank guarantees and performance bonds (1)	29.5	43.3
Performance guarantee to Opex (2)	5.9	5.9
Total	35.4	49.2
(1) During the six months ended June 30, 2021, the rig "Frigg" was exported from Nigeria and subsequently the customs bond was cancelled, resulting in a $12.1 million decrease.
(2) We have recognized a liability of $5.9 million for the performance guarantee provided to Opex (see note 6).
As at June 30, 2021, the expected expiration dates of our obligations are as follows:

(In $ millions)	Less than 1 year	1–3 years	3–5 years	Thereafter	Total
Surety bonds and other guarantees	27.0	—	2.5	—	29.5
Performance guarantee to Opex	—	5.9	—	—	5.9
Total	27.0	5.9	2.5	—	35.4

Assets Pledged as Collateral	Assets pledged as collateral

	June 30, 2021	December 31, 2020
(in $ millions)
Book value of jackup rigs pledged as collateral for long-term debt facilities	2,783.5	2,822.3